Taxation - Summary of Operating Loss Carry Forward (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 54,758	¥ 27,840
Loss expiring in 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,710
Loss expiring in 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	19,201
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,542
Loss expiring in 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,620
Loss expiring in 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	30,545
Loss expiring in 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	16,027
Loss expiring in 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	21,409
Loss expiring in 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,141
Loss expiring in 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	47,863
Loss expiring in 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	147,040
Operating loss carry forwards
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 323,098